SARAMACCA - Disclosure of joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 22, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Gain on establishment of the Rosebel UJV		$ 16.9	$ 0.0
Rosebel UJV
Disclosure of joint ventures [line items]
Proportion of assets derecognized	30.00%
Gross consideration receivable from Staatsolie	$ 54.9
Derecognition of the 30% interest in the Rosebel UJV	38.0
Gain on establishment of the Rosebel UJV	16.9	$ 16.9	$ 0.0
Rosebel UJV | Property, plant and equipment
Disclosure of joint ventures [line items]
Derecognition of the 30% interest in the Rosebel UJV	35.2
Rosebel UJV | Ore stockpiles
Disclosure of joint ventures [line items]
Derecognition of the 30% interest in the Rosebel UJV	$ 2.8